Stockholders’ Equity/(Deficit) - Part 5 (Details) - USD ($)					1 Months Ended		3 Months Ended		6 Months Ended				12 Months Ended			13 Months Ended
	Aug. 11, 2025	Jan. 31, 2025	Jan. 23, 2025	Dec. 31, 2024	Aug. 14, 2025	May 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019	Jun. 30, 2025	Jun. 24, 2025	May 01, 2025	Apr. 28, 2025	Apr. 17, 2025	Nov. 25, 2024
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Warrants issued				796,176			2,304,327		2,304,327	2,304,327			796,176			2,304,327		116,263
Vesting period										4 years
Options granted										0	0
Weighted average remaining contractual life				10 months 9 days						11 months 4 days
Share-based Compensation (in Dollars)							$ 3,127,807		$ 3,127,807				$ 4,892,110	$ 18,594
Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Preferred stock, shares outstanding				494,840									494,840
Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Convertible promissory notes converted										20,737,012
Share-based Compensation (in Dollars)
Additional Paid-in Capital [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Share-based Compensation (in Dollars)							$ 3,127,807		$ 3,127,807				$ 4,892,110	$ 18,594	$ 4,892,110
Stock-based compensation, accrued but not yet awarded (in Dollars)															$ 312,500
Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Granted shares						2,500										11,064
Forfeited/Canceled/Expired						105,360
Granted per share (in Dollars per share)						$ 157.89										$ 157.89
Restricted stock unit expense (in Dollars)						$ 2,684,995
RSU shares settled						245,589
Restricted Stock Units (RSUs) [Member] | Employees Directors Consultants [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Granted shares						234,525
Granted per share (in Dollars per share)						$ 4
Incentive Stock Options [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Vesting period										0 years			0 years
Options, exercisable period										3 months
Number of years volumes of peer companies, used to calculate volatility										5 years			5 years
Stock price (in Dollars per share)				$ 157.89			$ 157.89		$ 157.89	$ 157.89			$ 157.89			$ 157.89
Options granted
Stock option plan, period in force										10 years			10 years
Unrecognized compensation expense (in Dollars)				$ 0			$ 0		$ 0	$ 0			$ 0			$ 0
Weighted average remaining contractual life										11 months 1 day
Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Shares of preferred stock issued in exchange	431,791
Class of warrant exercise price (in Dollars per share)	$ 0.01																			$ 0.001
Warrants issued																				327,868
Subsequent Event [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Preferred stock, convertible, shares issuable					1,521,175
Private Placement [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Stock price (in Dollars per share)	0.6043
Private Placement [Member] | Subsequent Event [Member] | Prepaid Warrant [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)	$ 0.01
Warrants issued	8,948,676
Share price (in Dollars per share)	$ 1.5
Private Placement [Member] | Subsequent Event [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)	$ 0.01
Warrants issued	8,053,804
Private Placement [Member] | Subsequent Event [Member] | Prepaid Warrant, Threshold 2 [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)	$ 2
Private Placement [Member] | Subsequent Event [Member] | Prepaid Warrant, Threshold 1 [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)	$ 2
Private Placement [Member] | Subsequent Event [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Preferred stock, convertible, shares issuable	17,897,336
Shares of preferred stock issued in exchange	894,856
Share-Based Payment Arrangement, Tranche One [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)							$ 1		$ 1	$ 1						$ 1
Warrants issued							3,875,000		3,875,000	3,875,000						3,875,000
Share-Based Payment Arrangement, Tranche One [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Vesting period										180 days
2024 Plan [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Authorized shares																	5,000,000				2,500,000
Option awards grants							2,472,500		2,472,500	2,472,500						2,472,500
Performance units to eligible participants period										10 years
2024 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Granted shares										2,527,500
Granted per share (in Dollars per share)										$ 1.24
2019 Plan [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Option awards grants				256,500			254,087		254,087	254,087			256,500			254,087
Performance units to eligible participants period										10 years			10 years
2019 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Forfeited/Canceled/Expired										0			520
Related Party [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Warrants issued																		75,702
Related Party [Member] | Private Placement [Member] | Subsequent Event [Member] | Prepaid Warrant, Threshold 2 [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Warrants issued	3,886,139
Related Party [Member] | Private Placement [Member] | Subsequent Event [Member] | Prepaid Warrant, Threshold 1 [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Warrants issued	4,317,934
Related Party [Member] | Private Placement [Member] | Subsequent Event [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Preferred stock, convertible, shares issuable	8,635,864
Shares of preferred stock issued in exchange	431,791
Maximum [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Conversion price (in Dollars per share)							$ 1.12		$ 1.12	$ 1.12						$ 1.12
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Granted shares						11,064
Vesting period												4 years			4 years
Maximum [Member] | Incentive Stock Options [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Vesting period										4 years			4 years
Maximum [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Vesting period						180 days
Minimum [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Conversion price (in Dollars per share)							0.4736		0.4736	$ 0.4736						0.4736
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Granted shares						2,500
Vesting period												1 year			1 year
Minimum [Member] | Incentive Stock Options [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Vesting period										1 year			1 year
Weighted Average [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Conversion price (in Dollars per share)							$ 0.49		$ 0.49	$ 0.49						$ 0.49
Series B Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Preferred stock, liquidation preference, percent of preference calculation			110.00%
Preferred stock, stated value (in Dollars)							$ 8,932,248		$ 8,932,248	$ 8,932,248						$ 8,932,248
Liquidation preference (in Dollars)							$ 10,072,005		$ 10,072,005	$ 10,072,005						$ 10,072,005
Class of warrant exercise price (in Dollars per share)							$ 0.01		$ 0.01	$ 0.01						$ 0.01
Series B Preferred Stock [Member] | Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)							$ 0.001		$ 0.001	$ 0.001						$ 0.001
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Preferred stock, shares outstanding							744,354		744,354	744,354						744,354
Share-based Compensation (in Dollars)
Series B Preferred Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Preferred stock, liquidation preference, percent of preference calculation		110.00%						110.00%
Preferred stock, shares outstanding																			255,181
Preferred stock, stated value (in Dollars)					$ 9,082,248															$ 3,062,172
Liquidation preference (in Dollars)					$ 10,405,553															$ 3,433,497
Preferred stock, shares outstanding			255,181		756,854															255,181
Conversion of stock, shares converted					56,462
Warrants issued																				119,207
Series B Preferred Stock [Member] | Private Placement [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Conversion of stock, shares converted	629,873
Series B Preferred Stock [Member] | Private Placement [Member] | Subsequent Event [Member] | Subscription Agreement [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Conversion of stock, shares converted	3
Series B Preferred Stock [Member] | Related Party [Member] | Private Placement [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Conversion of stock, shares converted	299,543
Series B Preferred Stock [Member] | Weighted Average [Member] | Subsequent Event [Member]
Stockholders’ Equity/(Deficit) - Part 5 (Details) [Line Items]
Class of warrant exercise price (in Dollars per share)																				$ 1.05